FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of capital structure
The capital structure of our company consists of debt, offset by cash and cash equivalents, exchangeable and class B shares, loans payable to Brookfield Infrastructure and share capital comprised of issued capital and accumulated gains.

US$ MILLIONS	2020	2019
Non-recourse borrowings	$3,477	$3,526
Cash and cash equivalents	(192)	(204)
Net debt	3,285	3,322
Exchangeable and class B shares	2,221	—
Loans payable to Brookfield Infrastructure	1,143	—
Total equity	(572)	3,277
Total capital and net debt	$6,077	$6,599
Net debt to capitalization ratio	54%	50%

Disclosure of maturity analysis for financial liabilities	The tables include both interest and principal cash flows:

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2020
US$ MILLIONS
Accounts payable and other liabilities	$240	$1	$—	$—	$241
Non-recourse borrowings	12	—	1,601	1,873	3,486
Financial liabilities	23	969	39	—	1,031
Exchangeable and class B shares	2,221	—	—	—	2,221
Loans payable to Brookfield Infrastructure	—	—	61	1,082	1,143
Interest Expense:
Non-Recourse borrowings	84	77	191	424	776
Loans payable to Brookfield Infrastructure	52	52	155	217	476

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2019
US$ MILLIONS
Accounts payable and other liabilities	$245	$1	$1	$—	$247
Non-recourse borrowings	—	—	1,996	1,539	3,535
Financial liabilities	6	28	973	1	1,008
Interest Expense:
Non-recourse borrowings	82	69	184	391	726

Disclosure of sensitivity analysis for interest rate and foreign exchange risk	Such parallel shift in the yield curve by 10 basis points would have had the following impact, assuming all other variables were held constant:

	December 31,
	2020		2019		2018
US$ MILLIONS	10 bp decrease	10 bp increase	10 bp decrease	10 bp increase	10 bp decrease	10 bp increase
Net income (loss)	$1	$(1)	$1	$(1)	$1	$(1)
Other comprehensive income	—	—	—	—	—	—
The following tables detail our company’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies, with all other variables held constant as at reporting date. 10% is the sensitivity rate used when reporting foreign currency risk internally. The sensitivity analysis is performed as follows:
•Outstanding foreign currency denominated monetary items (excluding foreign exchange derivative contracts) are adjusted at period end for a 10% change in foreign currency rates from the rate at which they are translated;
•Foreign currency derivative contracts are measured as the change in fair value of the derivative as a result of a 10% change in the spot currency rate; and
•The impact on net income results from performing a sensitivity of a 10% change in foreign exchange rates applied to the profit or loss contribution from foreign operations (after considering the impact of foreign exchange derivative contracts).

	Impact on Net Income
	2020		2019		2018
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/GBP	(5)	5	10	(10)	10	(10)
USD/BRL	(12)	12	13	(13)	14	(14)

	Impact on Parent Equity
	2020		2019		2018
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/GBP	(150)	150	131	(131)	103	(103)
USD/BRL	(14)	14	34	(34)	43	(43)

Disclosure of foreign currency exposure
The tables below set out our company’s currency exposure at December 31, 2020, 2019 and 2018:

2020
US$ MILLIONS	GBP	BRL	Total
Assets:
Current assets	$181	$405	$586
Non-current assets	5,264	3,494	8,758
	$5,445	$3,899	$9,344
Liabilities:
Current liabilities	$333	$203	$536
Non-current liabilities	3,241	2,772	6,013
	$3,574	$2,975	$6,549
Non-controlling interest	367	783	1,150
Net investment attributable to Brookfield Infrastructure Partners L.P.	$1,504	$141	$1,645

2019
US$ MILLIONS	GBP	BRL	Total
Assets:
Current assets	$159	$435	$594
Non-current assets	4,653	4,606	9,259
	$4,812	$5,041	$9,853
Liabilities:
Current liabilities	$294	$199	$493
Non-current liabilities	2,888	3,195	6,083
	$3,182	$3,394	$6,576
Non-controlling interest	318	1,305	1,623
Net investment attributable to Brookfield Infrastructure Partners L.P.	$1,312	$342	$1,654

2018
US$ MILLIONS	GBP	BRL	Total
Assets:
Current assets	$131	$310	$441
Non-current assets	3,844	4,955	8,799
	$3,975	$5,265	$9,240
Liabilities:
Current liabilities	$248	$106	$354
Non-current liabilities	2,452	3,185	5,637
	$2,700	$3,291	$5,991
Non-controlling interest	247	1,540	1,787
Net investment attributable to Brookfield Infrastructure Partners L.P.	$1,028	$434	$1,462